Loans and other borrowings	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Loans and other borrowings
22
. Loans and other borrowings

	2019			2018 Restated
	Current $m	Non-current $m	Total $m	Current $m	Non-current $m	Total $m
Unsecured bank loans	—	125	125	—	—	—
£400m 3.875% bonds 2022	—	528	528	—	509	509
£300m 3.75% bonds 2025	—	399	399	—	385	385
£350m 2.125% bonds 2026	—	462	462	—	447	447
€500m 2.125% bonds 2027	—	564	564	—	569	569
	—	2,078	2,078	—	1,910	1,910

Bank overdrafts	87	—	87	104	—	104

Total loans and other borrowings	87	2,078	2,165	104	1,910	2,014

Denominated in the following currencies:

Sterling	2	1,389	1,391	—	1,341	1,341

US dollars	82	125	207	94	—	94

Euros	1	564	565	8	569	577

Other	2	—	2	2	—	2

	87	2,078	2,165	104	1,910	2,014

Unsecured bank loans
Unsecured bank loans are borrowings under the Group’s Syndicated and Bilateral Facilities. Amounts are classified as non-current
when the facilities have more than 12 months to expiry.
The Syndicated Facility comprises a $1,275m five-year revolving credit facility maturing in March 2022.
The Bilateral Facility comprises a $75m revolving credit facility maturing in March 2022. The Bilateral Facility contains the same terms and covenants as the Syndicated Facility (see note
24
).
A variable rate of interest is payable on amounts drawn under both facilities, which was 2.42%
at 31 December 2019.
£400m 3.875% bonds 2022
The 3.875% fixed interest sterling bonds were issued on 28 November 2012 and are repayable in full on
28 November 2022
. Interest is payable annually on 28 November. The bonds were initially priced at 98.787% of face value and are unsecured.
£300m 3.75% bonds 2025
The
3.75
% fixed interest sterling bonds were issued on
14 August 2015
and are repayable in full on
14 August 2025
. Interest is payable annually on 14 August. The bonds were initially priced at
99.014
% of face value and are unsecured.
£350m 2.125% bonds 2026
The
2.125
% fixed interest sterling bonds were issued on 24 August 2016 and are repayable in full on
24 August 2026
. Interest is payable annually on 24 August. The bonds were initially priced at
99.45
% of face value and are unsecured.
€500m 2.125% bonds 2027
The
2.125
% fixed interest euro bonds were issued on 15 November 2018 and are repayable in full on
15 May 2027
. Interest is payable annually on 15 May. The bonds were initially priced at
99.53
% of face value and are unsecured. Currency swaps were transacted at the same time the bonds were issued in order to swap the proceeds and interest flows into sterling (see note
24
).
Bank overdrafts
Bank overdrafts are matched by equivalent amounts of cash and cash equivalents under the Group’s cash pooling arrangements (see note
19
).
Facilities provided by banks

	2019			2018
	Utilised $m	Unutilised $m	Total $m	Utilised $m	Unutilised $m	Total $m
Committed	125	1,225	1,350	—	1,350	1,350
Uncommitted	—	54	54	—	53	53
	125	1,279	1,404	—	1,403	1,403

	2019 $m	2018 $m
Unutilised facilities expire:
Within one year	54	53

After two but before five years	1,350	1,350

	1,404	1,403

Utilised facilities are calculated based on actual drawings and may not agree to the carrying value of loans held at amortised cost.